Composition of share capital in number of shares (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subtotal - Securities purchased under agreements to resell	9,719,079,572	8,870,212,686
Total outstanding shares	9,689,534,572	8,835,526,885
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Subtotal - Securities purchased under agreements to resell	4,870,579,247	4,435,106,575
Total outstanding shares	4,853,085,347	4,427,799,316
Preference shares [member]
IfrsStatementLineItems [Line Items]
Subtotal - Securities purchased under agreements to resell	4,848,500,325	4,435,106,111
Total outstanding shares	4,836,449,225	4,407,727,569
Treasury Common Shares [Member]
IfrsStatementLineItems [Line Items]
Total outstanding shares	(17,493,900)	(7,307,259)
Treasury Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total outstanding shares	(12,051,100)	(27,378,542)